Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—86.3%
	Aerospace/Defense—1.6%
$ 275,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 283,241
475,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	495,180
	TOTAL	778,421
	Airlines—0.2%
120,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	121,045
	Automotive—2.5%
125,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	128,255
75,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	78,827
125,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	128,226
250,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	259,870
175,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	147,327
350,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.750%, 11/15/2030	364,702
125,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	130,341
	TOTAL	1,237,548
	Building Materials—3.0%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	173,113
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	252,909
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	199,750
300,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	283,297
400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	387,853
200,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	203,984
	TOTAL	1,500,906
	Cable Satellite—3.5%
300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	299,866
700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	714,245
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	125,028
425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	406,071
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	184,551
	TOTAL	1,729,761
	Chemicals—3.9%
225,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	203,406
175,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	184,963
300,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	299,525
200,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	194,460
54,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,987
225,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	229,162
425,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	425,420
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	196,601
175,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	177,833
	TOTAL	1,965,357
	Construction Machinery—1.2%
250,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	262,433
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	325,027
	TOTAL	587,460

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—2.6%
$ 25,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	$ 25,840
175,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	184,250
25,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	25,667
200,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	205,042
300,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	294,549
225,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	215,326
50,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	49,998
125,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	124,813
170,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	175,536
	TOTAL	1,301,021
	Consumer Products—1.7%
125,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	132,953
425,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	404,326
25,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	24,978
275,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	277,765
	TOTAL	840,022
	Diversified Manufacturing—1.0%
200,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	208,424
300,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	309,953
	TOTAL	518,377
	Environmental—0.4%
175,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2031	179,866
	Finance Companies—1.4%
250,000	Crosscountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	253,174
150,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	155,709
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	96,588
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	175,407
	TOTAL	680,878
	Food & Beverage—2.1%
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	200,119
250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	257,872
250,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	249,985
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	362,005
	TOTAL	1,069,981
	Gaming—5.1%
150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	149,709
125,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	121,781
100,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	103,520
300,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	300,551
50,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	51,570
275,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	282,438
375,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	383,349
275,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	268,579
225,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	228,423
125,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	123,642
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	212,912
175,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	189,059
100,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2029	100,502
	TOTAL	2,516,035

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—3.4%
$ 250,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 245,145
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	214,747
50,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	45,125
250,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	236,174
225,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	225,526
50,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	51,716
150,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	154,199
350,000	Tenet Healthcare Corp., 4.375%, 1/15/2030	342,970
175,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	182,329
	TOTAL	1,697,931
	Independent Energy—4.8%
275,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	287,353
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	75,690
250,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	250,776
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	151,243
250,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	261,890
125,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	128,918
325,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	323,209
75,000	EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	77,655
225,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2028	230,463
150,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	148,002
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	244,851
200,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	200,216
	TOTAL	2,380,266
	Industrial - Other—1.3%
400,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	395,585
250,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	256,949
	TOTAL	652,534
	Insurance - P&C—5.8%
200,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	207,678
325,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	326,056
400,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	411,052
325,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	339,790
275,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	285,477
425,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	424,281
475,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	497,698
250,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	261,661
125,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	122,455
	TOTAL	2,876,148
	Leisure—1.5%
75,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	75,628
200,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	205,553
50,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/1/2028	48,507
275,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/1/2030	277,986
150,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	150,349
	TOTAL	758,023
	Lodging—1.7%
250,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 5/1/2031	238,770
250,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	257,912
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	123,020

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 225,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	$ 230,624
	TOTAL	850,326
	Media Entertainment—1.5%
50,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	48,374
200,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	188,712
150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	145,932
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	124,815
200,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	206,397
50,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.500%, 7/31/2031	51,725
	TOTAL	765,955
	Metals & Mining—1.9%
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	255,395
175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	180,049
525,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	522,398
	TOTAL	957,842
	Midstream—5.0%
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	401,319
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	50,059
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	51,827
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	286,811
300,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	287,740
100,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	101,281
150,000	DT Midstream, Inc., Sr. Sub. Secd. Note, 144A, 4.125%, 6/15/2029	147,263
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	101,683
115,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	119,000
175,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 4.950%, 7/15/2029	175,057
275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	275,501
300,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 9/1/2031	296,504
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	76,315
125,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	125,050
	TOTAL	2,495,410
	Oil Field Services—2.9%
300,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	301,842
300,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	312,784
225,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	235,899
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	176,045
400,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	415,786
	TOTAL	1,442,356
	Packaging—1.9%
200,000	Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	203,475
125,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	127,623
350,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	352,443
250,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	263,198
	TOTAL	946,739
	Paper—1.1%
300,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	279,282
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	274,367
	TOTAL	553,649
	Pharmaceuticals—1.1%
325,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	317,738

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 275,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	$ 230,300
	TOTAL	548,038
	Restaurant—1.1%
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	190,578
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	335,079
	TOTAL	525,657
	Retailers—2.3%
175,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	175,130
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	245,224
250,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	254,233
25,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	23,715
125,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	131,680
225,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	226,124
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	101,995
	TOTAL	1,158,101
	Supermarkets—0.8%
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	148,870
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	228,075
	TOTAL	376,945
	Technology—13.4%
200,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	192,750
300,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	305,853
100,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	96,423
200,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	203,188
250,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	236,279
300,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	309,460
125,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	126,004
200,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	198,206
275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	276,004
225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	207,586
225,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	216,992
100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	101,365
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	148,543
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	153,557
100,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2026	100,197
200,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	208,687
175,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 9/30/2030	180,978
250,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	245,659
100,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	99,648
175,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	179,760
200,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.250%, 7/24/2030	205,802
50,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	49,633
200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	207,474
100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	95,337
325,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	334,843
75,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	73,028
125,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	124,156
25,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,742
175,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	185,911
300,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	292,255

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 385,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$ 384,938
225,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	232,280
225,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	214,176
150,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	149,593
300,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	310,176
		TOTAL	6,672,483
		Transportation Services—0.5%
225,000		Stena International S.A., Sec. Fac. Bond, REGS, 7.250%, 1/15/2031	229,319
		Utility - Electric—4.1%
50,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	50,108
225,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	225,631
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	251,054
125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	120,169
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	224,606
300,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	313,497
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	375,454
25,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	26,555
65,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	63,861
100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	102,483
250,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	261,978
		TOTAL	2,015,396
		TOTAL CORPORATE BONDS (IDENTIFIED COST $42,404,767)	42,929,796
	[1]	FLOATING RATE LOANS—10.2%
		Cable Satellite—0.2%
99,250		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 6.235% (SOFR CME +2.250%), 12/15/2031	98,974
		Chemicals—0.4%
83,967		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7–1st Lien, 5.752% (SOFR CME +1.750%), 12/20/2029	84,096
100,000		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 7.002% (SOFR CME +3.000%), 8/19/2032	99,563
		TOTAL	183,659
		Consumer Cyclical Services—0.5%
175,000		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 7.166% (SOFR CME +3.250%), 8/20/2032	175,635
90,502		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.792% (SOFR CME +2.750%), 2/21/2031	90,616
		TOTAL	266,251
		Consumer Products—0.7%
100,000		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 7.308% (SOFR CME +3.250%), 9/12/2032	100,583
150,000	[2]	Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, TBD, 9/27/2032	150,282
98,465		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.763% (SOFR CME +3.500%), 7/21/2028	98,443
		TOTAL	349,308
		Diversified Manufacturing—0.3%
99,002		EMRLD Borrower, LP, 2024 Term Loan B–1st Lien, 6.122% (SOFR CME +2.250%), 8/4/2031	98,996
54,781		EMRLD Borrower, LP, Term Loan B–1st Lien, 6.072% (SOFR CME +2.250%), 5/31/2030	54,779
		TOTAL	153,775
		Gaming—0.6%
246,250		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.166% (SOFR CME +2.250%), 2/6/2031	243,275
40,750		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.166% (SOFR CME +2.250%), 2/6/2030	40,309
		TOTAL	283,584
		Health Care—1.2%
245,960		Medline Borrower, LP, 2025 Term Loan B–1st Lien, 5.916% (SOFR CME +2.000%), 10/23/2028	246,275
100,000		Opal Bidco SAS, USD 1st Lien Term Loan B–1st Lien, 6.902% (SOFR CME +3.000%), 4/28/2032	100,641

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 140,583		Parexel International Corp., 2025 Term Loan B–1st Lien, 6.166% (SOFR CME +2.250%), 11/15/2028	$ 141,104
90,409		Vizient, Inc., 2024 Term Loan B–1st Lien, 5.666% (SOFR CME +1.750%), 8/1/2031	90,590
		TOTAL	578,610
		Industrial - Other—0.5%
98,500		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.016% (SOFR CME +4.000%), 3/25/2031	98,316
95,880		Filtration Group Corp., 2025 USD Term Loan–1st Lien, 6.666% (SOFR CME +2.750%), 10/21/2028	96,408
69,750		SPX Flow, Inc., 2025 Term Loan–1st Lien, 6.666% (SOFR CME +2.750%), 4/5/2029	70,102
		TOTAL	264,826
		Insurance - P&C—1.3%
149,250		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.752%–6.950% (SOFR CME +2.750%), 2/15/2031	148,690
168,515		HUB International Ltd., 2025 Term Loan B–1st Lien, 6.120% (SOFR CME +2.250%), 6/20/2030	169,094
98,507		Jones DesLauriers Insurance Management, Inc., 2025 Term Loan B–1st Lien, 6.590% (SOFR CME +2.750%), 3/15/2030	98,507
148,503		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.416% (SOFR CME +2.500%), 7/31/2031	148,734
91,935		Truist Insurance Holdings LLC, 2024 Term Loan B–1st Lien, 6.752% (SOFR CME +2.750%), 5/6/2031	91,913
		TOTAL	656,938
		Leisure—0.3%
123,130		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 5.916% (SOFR CME +2.000%), 12/4/2031	120,667
		Media Entertainment—0.4%
118,782		Emerald X, Inc., 2025 Term Loan B1–1st Lien, 7.166% (SOFR CME +3.250%), 1/30/2032	119,277
96,750		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 8.252% (SOFR CME +4.250%), 6/24/2029	96,549
		TOTAL	215,826
		Packaging—0.7%
202,760		Charter NEX US, Inc., 2024 Term Loan B1–1st Lien, 6.709% (SOFR CME +2.750%), 11/29/2030	203,543
163,391		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.091% (SOFR CME +3.175%), 4/13/2029	162,696
		TOTAL	366,239
		Pharmaceuticals—1.1%
100,000		Amneal Pharmaceuticals LLC, 2025 Term Loan B–1st Lien, 7.416% (SOFR CME +3.500%), 8/1/2032	100,750
249,375		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 10.166% (SOFR CME +6.250%), 10/8/2030	246,008
200,000	[2]	Genmab AS, Term Loan B–1st Lien, TBD, 11/18/2032	200,666
		TOTAL	547,424
		Technology—2.0%
171,921		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.666% (SOFR CME +2.750%), 2/15/2029	171,563
159,501		Cloud Software Group, Inc., 2025 Term Loan B (2032)–1st Lien, 7.252% (SOFR CME +3.250%), 8/13/2032	159,092
100,000		KnowBe4, Inc., 2025 Term Loan–1st Lien, 7.590% (SOFR CME +3.750%), 7/23/2032	100,063
150,000		Ping Identity Corp., 2025 Term Loan–1st Lien, 6.625% (SOFR CME +2.750%), 11/15/2032	150,562
98,000		Quartz Acquireco LLC, 2025 Term Loan B–1st Lien, 6.252% (SOFR CME +2.250%), 6/28/2030	97,510
75,000		Shift4 Payments, LLC, 2025 Term Loan–1st Lien, 6.502% (SOFR CME +2.500%), 6/30/2032	75,481
99,000		UKG, Inc., 2024 Term Loan B–1st Lien, 6.338% (SOFR CME +2.500%), 2/10/2031	98,916
145,340		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 6.090% (SOFR CME +2.250%), 4/12/2031	144,977
		TOTAL	998,164
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,054,263)	5,084,245
		ASSET-BACKED SECURITY—0.0%
		Automotive—0.0%
11,189		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029 (IDENTIFIED COST $11,187)	11,231

Principal Amount or Shares		Value
	INVESTMENT COMPANY—4.0%
1,976,942	Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[3] (IDENTIFIED COST $1,976,942)	$ 1,976,942
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $49,447,159)	50,002,214
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(256,138)
	NET ASSETS—100%	$49,746,076
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2025	$585,360
Purchases at Cost	$8,514,830
Proceeds from Sales	$(7,123,248)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2025	$1,976,942
Shares Held as of 11/30/2025	1,976,942
Dividend Income	$27,148

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at November 30, 2025 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$42,929,796	$—	$42,929,796
Floating Rate Loans	—	5,084,245	—	5,084,245
Asset-Backed Securities	—	11,231	—	11,231
Investment Company	1,976,942	—	—	1,976,942
TOTAL SECURITIES	$1,976,942	$48,025,272	$—	$50,002,214

The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar